Business Combinations - Schedule of Reconciliation of Total Consideration to Cash Flow Statement (Details) - arago Group	Feb. 01, 2021 USD ($)
Business Acquisition [Line Items]
Total consideration	$ (22,253,087)
Fair value of the conversion option	5,553,000
Fair value of the NCI put option	10,922,000
Total non-cash elements of the total consideration	16,475,000
Deduction of cash paid in the year 2020	3,452,000
Deduction of cash and cash equivalents acquired	313,000
Cash flow from the acquisition of a business, net of cash and cash equivalents acquired	$ (2,013,000)